Share Capital Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital [Abstract]
Schedule Of Share Based Compensation Performance Shares And Time Based Award Activity
The following table summarizes information about financial performance based and time based restricted stock and restricted stock unit awards:

	Performance Based Awards		Time Based Awards
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2018	452,912	$9.15	626,940	$9.83
Granted	2,738,141	3.08	490,000	2.54
Vested	(276,952)	3.03	(294,980)	12.46
Forfeited	(470,300)	8.79	(253,000)	3.38
Balance at December 31, 2019	2,443,801	$3.11	568,960	$5.53

Share-based Compensation, Stock Options, Activity
The following table summarizes information about share option awards:

Share Option Awards
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Balance at December 31, 2018	111,866	$2.23	$4.85
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2019	111,866	$2.23	$4.85

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
The following table summarizes information about stock appreciation rights (“SAR”) awards:

	SAR Awards
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Balance at December 31, 2018	250,800	$2.35	$6.60
Granted	2,425,000	1.04	3.07
Vested	—	—	—
Forfeited	(350,000)	1.31	5.57
Exercised	—	—	—
Balance at December 31, 2019	2,325,800	$1.14	$3.07